DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund--Pennsylvania Series for the six-month reporting period
ended    October    31,    1998,    as   shown   in   the   following   table:

                                                                                                         ANNUALIZED

                                                                        TOTAL RETURN*                DISTRIBUTION RATE**

                                                                         ___________                  _______________

        Class A shares . . . . . . . . . . . . . . . . . . . .              4.12%                           4.73%

        Class B shares . . . . . . . . . . . . . . . . . . . .              3.86%                           4.44%

        Class C shares . . . . . . . . . . . . . . . . . . . .              3.72%                           4.18%

ECONOMIC REVIEW

   In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C., the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

   Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

   The Fed's responsibility is to enact monetary policy that anticipates future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and workers' inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

   The supply of new issues in Pennsylvania has been rather low over the last six months. The Fund has still been able to make selective purchases of new issue debt at attractive levels. While demand has increased over the last few months, supply has remained low through October and is not expected to increase until later in 1998. The Fund intends to take advantage of this excess demand by selectively selling bonds in the secondary market, while purchasing new issues when they become available.

Municipals are still considered to be a very good investment when compared to
U. S. Treasury bonds. A twenty-year insured, AAA-rated, tax-exempt municipal bond currently yields over 95% of the taxable thirty-year U. S. Treasury bond. Over the last year municipals have averaged 89% of Treasuries.

PORTFOLIO OVERVIEW

   In general, the Fund has maintained an aggressive investment posture and has continued to purchase discounted securities, which we expect to perform well in an improving market. Over the last six months, interest rates declined through September but then retraced most of this decline in October. The Fund anticipated a late summer rally and positioned itself to take advantage of strong retail demand for bonds during this time frame. By October, interest rates had dropped to such a low level that the Fund became more defensive. At the end of October, interest rates had backed up to a point where the Fund began to purchase discounts again. This strategy will remain in place as long as
discounts    can    be    purchased    at    attractive    yields.

   The Fund is constantly selling bonds priced at modest discounts, which have achieved our price objective and are yielding a low return. Certain types of investors tend to favor this type of bond, so the Fund can frequently take advantage of this situation. Since the Fund is either buying deeper discounts or premiums at attractive yields, it can afford to sell these issues when they become slight discounts because they have achieved our performance goals

   Lower rated issues have remained fairly expensive when compared to insured securities. The Fund continues to take advantage of this tight spread relationship by favoring higher rated securities, which are more liquid. This strategy will continue to give the Fund more flexibility to react to a weak
market,    which    can    experience    liquidity    constraints.

   The Fund' s Class A shares had a six-month total return on October 31, 1998, of 4.12% , which compares favorably to the Lipper Pennsylvania Municipal Bond average of 4.07%. Because the Fund purchased discounts over the last six months while interest rates fell, it was able to take advantage of an improving market that occurred through September. The Fund is anticipating a strong demand for Pennsylvania issues through November and is positioning the Fund to take advantage of this opportunity in late 1998.

   Included in the report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,



               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Pennsylvania residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.3%                                                             Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________
Pennsylvania--97.7%

Allegheny County Higher Educational Building Authority, University Revenue

  (Duquesne University Project) 5%, 3/1/2021 (Insured; AMBAC)  . . . . . . . . . . . . . .     $    2,000,000    $    1,977,320

Allegheny County Hospital Development Authority, Revenue, Refunding

 (Health Center--UPMC Health System):

    4.50%, 8/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,903,660

    5%, 11/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,260,000         4,179,529

  (Hospital--South Hills Health) 5.125%, 5/1/2029  . . . . . . . . . . . . . . . . . . . .          3,000,000         2,927,670

  (Health Center, University of Pittsburgh) 5.625%, 11/1/2023 (Insured; MBIA)  . . . . . .          1,300,000         1,375,595

Allegheny County Industrial Development Authority, Medical Center Revenue

 Refunding (Presbyterian Medical Center of Oakmont Pennsylvania, Inc.)

  6.75%, 2/1/2026 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,825,000         2,032,393

Allegheny County Residential Finance Authority, SFMR:

  7.40%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,665,000         1,760,022

  7.95%, 6/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,130,000         1,185,901

Beaver County, Refunding 5.30%, 10/1/2026 (Insured; MBIA). . . . . . . . . . . . . . . . .          5,500,000         5,623,310

Beaver County Hospital Authority, Revenue, Refunding (Valley Health System Inc.

  5%, 5/15/2018 (Inusred; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,769,486

Beaver County Industrial Development Authority, Exempt Facilities Revenue

  (Shippingport Project) 5.375%, 6/1/2028 (Insured; AMBAC) . . . . . . . . . . . . . . . .          2,500,000         2,539,775

Beaver County Industrial Development Authority, PCR, Refunding:

  (Ohio Edison Project) 7.75%, 9/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . .          3,150,000         3,287,498

  (Pennsylvania Power Company Mansfield Project) 7.15%, 9/1/2021 . . . . . . . . . . . . .          3,000,000         3,199,740

Berks County Municipal Authority, Revenue:

  (Phoebe Berks Village, Inc. Project) 8.25%, 5/15/2022  . . . . . . . . . . . . . . . . .          2,445,000         2,673,314

  Refunding (Phoebe--Devitt Homes Project) 5.50%, 5/15/2015  . . . . . . . . . . . . . . .          2,280,000         2,229,110

Blair County Hospital Authority, Revenue (Altoona Hospital Project):

  6.375%, 7/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,467,900

  Refunding, 5%, 7/1/2022 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . .          2,100,000         2,058,441

Bradford County Industrial Development Authority, SWDR

  (International Paper Company Projects) 6.60%, 3/1/2019 . . . . . . . . . . . . . . . . .          4,250,000         4,682,055

Dauphin County General Authority, Revenue (Office and Parking, Riverfront
Office)

  6%, 1/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,029,280

Downingtown Area School District 5.55%, 4/1/2018 . . . . . . . . . . . . . . . . . . . . .          1,540,000         1,612,103

Erie County Higher Education Building Authority, College Revenue, Refunding

  (Mercyhurst College Project) 5.75%, 3/15/2020  . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,069,620

Erie School District, Refunding, Zero Coupon, 9/1/2015 (Insured; FSA). . . . . . . . . . .          1,135,000           498,276

Harrisburg, Refunding:

  Zero Coupon, Series D, 9/15/2010 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . .          1,510,000           875,815

  Zero Coupon, Series F, 9/15/2010 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . .          1,350,000           783,014

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

Pennsylvania (continued)

Harrisburg Authority, Office and Parking Revenue:

  5.75%, 5/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,013,510

  6%, 5/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,026,720

  Revenue (Pooled Bond Program)

    5.625%, 9/15/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,057,880

Hazleton Area School District 5%, 3/1/2017 (Insured; FGIC) . . . . . . . . . . . . . . . .          5,750,000         5,764,490

Lancaster Area Sewer Authority, Revenue 4.50%, 4/1/2018 (Insured; MBIA). . . . . . . . . .          2,730,000         2,572,861

Lehigh County General Purpose Authority, Revenue:

 (Wiley House):

    8.75%, 11/1/2014 (Prerefunded, 11/1/1999) (a)  . . . . . . . . . . . . . . . . . . . .          3,785,000         4,064,939

    9.50%, 11/1/2016 (Prerefunded, 11/1/2001) (a)  . . . . . . . . . . . . . . . . . . . .          4,930,000         5,804,878

Luzerne County Industrial Development Authority, Exempt Facilities Revenue,
Refunding

  (Pennsylvania Gas and Water Company Project) 7.125%, 12/1/2022 . . . . . . . . . . . . .          4,000,000         4,403,880

Montgomery County 5.40%, 9/15/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,360,000         2,450,789

Montgomery County Higher Educational and Health Authority, Revenue:

  First Mortgage (Montgomery Income Project) 10.50%, 9/1/2020  . . . . . . . . . . . . . .          2,895,000         3,140,120

  Hospital Refunding (Abington Memorial Hospital) 4.875%, 6/1/2018 (Insured; AMBAC)  . . .          5,000,000         4,900,900

Montgomery County Industrial Development Authority, RRR

  7.50%, 1/1/2012 (LOC; Banque Paribas)  . . . . . . . . . . . . . . . . . . . . . . . . .         14,715,000        15,586,717

Norristown Municipal Waste Authority, Sewer Revenue

  5.125%, 11/15/2023 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,249,915

North Allegheny School District 5.45%, 5/1/2018 (Insured; FGIC). . . . . . . . . . . . . .          1,195,000         1,250,090

North Hills School District, Refunding 4.75%, 10/15/2017 (Insured; FSA). . . . . . . . . .            625,000           610,856

Northampton County Industrial Development Authority, PCR, Refunding

  (Bethlehem Steel) 7.55%, 6/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,700,000         6,259,740

Pennsylvania, COP, Refunding 5%, 7/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . .         11,885,000        11,850,890

Pennsylvania Economic Development Financing Authority:

 RRR (Northampton Generating Project):

    6.40%, 1/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,652,850

    6.50%, 1/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         6,927,505

  Wastewater Treatment Revenue (Sun Co. Inc.--R and M Project) 7.60%, 12/1/2024  . . . . .          4,240,000         4,939,388

Pennsylvania Higher Education Assistance Agency, Student Loan Revenue

  7.05%, 10/1/2016 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,654,425

Pennsylvania Housing Finance Agency:

  6.50%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,750,000         2,944,838

  Single Family Mortgage:

    6.75%, 4/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,191,970

    6.85%, 4/1/2016 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,700,000         3,905,535

    6.90%, 4/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,250,000         6,794,063

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

Pennsylvania (continued)

Philadelphia:

  5%, 5/15/2020 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,250,000    $    2,227,995

  Gas Works Revenue:

    5.25%, 8/1/2024 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,067,900

    6.375%, 7/1/2026 (Insured; CMAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,885,000         7,631,541

  Water and Wastewater Revenue, Refunding:

    5.75%, 6/15/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,670,800

    5.25%, 6/15/2023 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,755,000        15,942,800

Philadelphia Authority for Industrial Development, Industrial and Commercial
Revenue

  (Girard Estate Coal Mining Project) 5.50%, 11/15/2016  . . . . . . . . . . . . . . . . .          1,000,000         1,048,600

Philadelphia Hospital and Higher Education Facilities Authority:

 HR:

    (Albert Einstein Medical Center) 7%, 10/1/2021 (Prerefunded, 10/1/2001) (a)  . . . . .            500,000           554,890

    (Refunding--Children's Hospital Philadelphia):

       5%, 2/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,907,660

       5%, 2/15/2021 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,565,000        10,253,333

    (Refunding--Temple University Hospital) 6.625%, 11/15/2023 . . . . . . . . . . . . . .         16,240,000        17,426,494

Pittsburgh Urban Redevelopment Authority:

 Mortgage Revenue:

    7.05%, 4/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,785,000         1,885,585

    (Refunding--Sidney Square Project) 6.65%, 9/1/2028 . . . . . . . . . . . . . . . . . .          3,350,000         3,566,008

  Single Family Mortgage 7.40%, 4/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . .            860,000           906,165

Schuylkill County Industrial Development Authority, Refunding

  First Mortgage Revenue (Valley Health Concerns) 8.75%, 3/1/2012  . . . . . . . . . . . .          2,500,000         2,557,525

South Fork Municipal Authority, HR, Refunding (Conemaugh Valley Memorial
Hospital)

  5%, 7/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,560,000         1,547,348

Washington County Industrial Development Authority, PCR

  (West Pennsylvania Power Company Mitchell) 6.05%, 4/1/2014 (Insured; AMBAC)  . . . . . .          3,000,000         3,316,800

Washington County Industrial Development Authority, Revenue, Refunding

  (Presbyterian Medical Center) 6.75%, 1/15/2023 (Insured; FHA)  . . . . . . . . . . . . .          3,000,000         3,307,529

West Shore Area Hospital Authority, HR, Refunding

  (Holy Spirit Hospital Project) 5.65%, 1/1/2017 (Insured; MBIA) . . . . . . . . . . . . .          2,200,000         2,324,321

U.S. Related--1.6%

Guam Airport Authority, Revenue, Refunding 6.50%, 10/1/2023. . . . . . . . . . . . . . . .          2,000,000         2,180,359

Puerto Rico Electric Power Authority, Power Revenue 4.75%, 7/1/2021. . . . . . . . . . . .          2,200,000         2,156,461

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $252,833,960). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.3%      $268,240,690

                                                                                                     _______      _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .7%    $    1,948,707

                                                                                                     _______      _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $270,189,397

                                                                                                     _______      _____________


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

CMAC        Capital Market Assurance Corporation                    MBIA        Municipal Bond Investors Assurance

COP         Certificate of Participation                                           Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FHA         Federal Housing Administration                          RRR         Resources Recovery Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

____                               ________                          _________________              ___________________

AAA                                Aaa                               AAA                                 54.3%

AA                                 Aa                                AA                                    7.3

A                                  A                                 A                                    16.8

BBB                                Baa                               BBB                                   9.4

Not Rated(b)                       Not Rated(b)                      Not Rated(b)                         12.2

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds  which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Fund's Manager to be of comparable quality to those rated securities in which the Fund may invest.

(c) At October 31, 1998, the Fund had $79,565,639 (29.5%) of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost              Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .     $252,833,960      $268,240,690

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              559,025

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,805,245

                                 Receivable for investment securities sold . . . . . . . .                            1,653,647

                                 Receivable for shares of Beneficial Interest subscribed . .                            177,560

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               10,839

                                                                                                                   ____________

                                                                                                                    275,447,006

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              127,224

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               90,404

                                 Payable for investment securities purchased . . . . . . .                            4,975,790

                                 Payable for shares of Beneficial Interest redeemed  . . .                               35,889

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               28,302

                                                                                                                   ____________

                                                                                                                      5,257,609

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $270,189,397

                                                                                                                   ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $250,389,429

                                 Accumulated net realized gain (loss) on investments . . .                            4,393,238

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           15,406,730

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $270,189,397

                                                                                                                   ____________

                                                  NET ASSET VALUE PER SHARE
                                  __________________________________________________________

                                                                               Class A            Class B           Class C

                                                                             _____________      _____________     _____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $193,934,951        $75,717,877          $536,569

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,448,829          4,471,611            31,651

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $16.94             $16.93            $16.95

                                                                                   _______            _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                         $  8,075,373

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .      $     754,525

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            453,111

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .            192,261

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             14,564

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             13,208

                                 Prospectus and shareholders' reports  . . . . . . . . . .              9,530

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              9,504

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .              1,589

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                668

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              8,098

                                                                                                 ____________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            1,457,058

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,618,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .       $  2,483,622

                                 Net unrealized appreciation (depreciation) on investments . .      1,776,510

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            4,260,132

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $10,878,447

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended

                                                                                         October 31, 1998        Year Ended

                                                                                            (Unaudited)        April 30, 1998
                                                                                          ________________     _______________
OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  6,618,315         $  13,622,614

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .           2,483,622             4,306,524

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .           1,776,510             7,422,966

                                                                                           _____________         _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .          10,878,447            25,352,104

                                                                                           _____________         _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,912,381)         (10,251,754)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,695,038)          (3,365,617)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (10,896)              (5,243)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----               (3,140,732)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----               (1,153,373)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----                   (1,463)

                                                                                             _____________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,618,315)         (17,918,182)

                                                                                             _____________        _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,257,968            6,668,660

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,009,679            6,213,872

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               191,323              430,820

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,439,947            7,117,723

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,063,477            2,937,128

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,525                4,659

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (10,893,785)         (24,469,890)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (5,386,725)          (7,890,851)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (129,179)              (4,646)

                                                                                             _____________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .            (5,443,770)          (8,992,525)

                                                                                             _____________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .            (1,183,638)          (1,558,603)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           271,373,035          272,931,638

                                                                                             _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $270,189,397         $271,373,035

                                                                                             _____________        _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       Shares
                                                                                           ______________________________

                                                                                        Six Months Ended

                                                                                        October 31, 1998        Year Ended

                                                                                           (Unaudited)         April 30, 1998

                                                                                         ________________     ________________
CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        193,101               398,013

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .        144,297               424,787

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (645,528)           (1,461,282)

                                                                                               ________            __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . .       (308,130)             (638,482)

                                                                                               ________            __________


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        237,814               370,499

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         62,916               175,370

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (319,635)             (471,922)

                                                                                               ________            __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . .        (18,905)               73,947

                                                                                               ________            __________
   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,323                25,755

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .            208                   277

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (7,626)                 (275)

                                                                                               ________            __________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . .          3,905                25,757

                                                                                               ________            __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class A Shares

                                                           _________________________________________________________________

                                                       Six Months Ended

                                                       October 31, 1998                   Year Ended April 30,

                                                                              _____________________________________________

PER SHARE DATA:                                         (Unaudited)         1998      1997       1996       1995      1994
                                                        __________         ______    ______     ______     ______     ______
   Net asset value, beginning of period  . . . . . .      $16.68           $16.23    $16.17     $16.12     $16.01     $16.61

                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .42              .85       .85        .87        .91        .95

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         .26              .71       .24        .32        .11       (.57)

                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .68             1.56      1.09       1.19       1.02        .38

                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.42)            (.85)     (.85)      (.87)      (.91)      (.95)

   Dividends from net realized gain on investments . .       --              (.26)     (.18)      (.27)        --       (.03)

                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .        (.42)           (1.11)    (1.03)     (1.14)      (.91)      (.98)

                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $16.94           $16.68    $16.23     $16.17     $16.12     $16.01

                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . .        8.17%(2)         9.83%     6.89%      7.46%      6.65%      2.17%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .92%(2)          .92%      .92%       .92%       .92%       .81%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .        4.97%(2)         5.09%     5.22%      5.28%      5.77%      5.61%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .          --               --        --         --        .01%       .12%

   Portfolio Turnover Rate . . . . . . . . . . . . .       17.54%(3)         34.82%   60.57%     52.69%     55.19%      7.21%

   Net Assets, end of period (000's Omitted) . . . .    $193,935          $196,055 $201,229   $216,802   $219,949   $235,619
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class B Shares

                                                           _________________________________________________________________

                                                       Six Months Ended

                                                       October 31, 1998                   Year Ended April 30,

                                                                              _____________________________________________

PER SHARE DATA:                                         (Unaudited)         1998      1997       1996       1995      1994
                                                        __________         ______    ______     ______     ______     ______

   Net asset value, beginning of period  . . . . . . .    $16.67           $16.23    $16.16     $16.11     $16.01     $16.60

                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . .       .38              .77       .77        .79        .83        .85

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . .       .26              .70       .25        .32        .10       (.56)

                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . . .       .64             1.47      1.02       1.11        .93        .29

                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . . .      (.38)            (.77)     (.77)      (.79)      (.83)      (.85)

   Dividends from net realized gain on investments . .        --             (.26)     (.18)      (.27)        --       (.03)

                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . . .      (.38)           (1.03)     (.95)     (1.06)      (.83)      (.88)

                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . . .    $16.93           $16.67    $16.23     $16.16     $16.11     $16.01

                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . . .      7.66%(2)         9.20%     6.41%      6.92%      6.02%      1.65%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .      1.43%(2)         1.43%     1.43%      1.43%      1.44%      1.38%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . .      4.45%(2)         4.57%     4.71%      4.76%      5.22%      4.95%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . .        --              --        --          --        .01%       .10%

   Portfolio Turnover Rate . . . . . . . . . . . . . .     17.54%(3)        34.82%    60.57%     52.69%     55.19%      7.21%

   Net Assets, end of period (000's Omitted) . . . . .   $75,718          $74,855   $71,671    $72,610    $70,062    $59,057
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                Class C Shares

                                                                              _______________________________________________

                                                                         Six Months Ended

                                                                         October 31, 1998            Year Ended April 30,
                                                                                                 ___________________________

PER SHARE DATA:                                                             (Unaudited)        1998        1997      1996(1)

                                                                            __________        _______     _______    _______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $16.69           $16.23     $16.16      $16.18

                                                                              ______           ______     ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .       .36              .70        .69         .53

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .       .26              .72        .25         .25

                                                                              ______           ______     ______      ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .       .62             1.42        .94         .78

                                                                              ______           ______     ______      ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .      (.36)            (.70)      (.69)       (.53)

   Dividends from net realized gain on investments . . . . . . . . . . . .        --             (.26)      (.18)       (.27)

                                                                              ______           ______     ______      ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .      (.36)            (.96)      (.87)       (.80)

                                                                              ______           ______     ______      ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .    $16.95           $16.69     $16.23      $16.16

                                                                              ______           ______     ______      ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      7.38%(3)         8.91%      5.92%       6.71%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.69%(3)         1.69%      1.83%       1.70%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . . .      4.18%(3)         3.98%      4.28%       4.46%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     17.54%(4)         34.82%    60.57%      52.69%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .      $537              $463       $32         $21
-----------------------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company and operates as a series company currently offering thirteen series including the Pennsylvania Series (the " Fund" ). The Fund's investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credit of $12,434 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, PENNSYLVANIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary and emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

(B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $190,307 and $1,954, respectively, pursuant to the Distribution Plan.

   (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of
 . 25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998 Class A, Class B and Class C shares were charged $247,161, $95,153 and $652, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $70,839 pursuant to the transfer
agency    agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $47,229,450 and $49,133,328, respectively.

   At October 31, 1998, accumulated net unrealized appreciation on investments was $15,406,730, consisting of $15,546,039 gross unrealized appreciation and $139,309 gross unrealized depreciation.

   At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, PENNSYLVANIA SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         058/620SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                              PENNSYLVANIA SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

                                   (reg.tm)